Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 12—SUBSEQUENT EVENTS

In January 2018, the Company completed a secondary public offering on the Nasdaq Stock Market of 1,682,926 ordinary shares, at a public offering price of $41.00 per share, in consideration for approximately $64 million net of underwriting discounts and commissions and issuance costs, including exercise of the underwriters  option to purchase an additional 219,512 ordinary shares at the public offering price.